Commitments and Contingencies - Environmental (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2012 Star Cosmo USD ($)	Mar. 31, 2012 Star Cosmo EUR (€)	Jul. 31, 2011 Star Cosmo USD ($)	Jul. 31, 2011 Star Cosmo EUR (€)	Dec. 31, 2012 Star Cosmo USD ($)	Dec. 31, 2012 Star Cosmo EUR (€)
Vessels [Line Items]
Cash collateral for pollution				$ 448	€ 340	$ 343	€ 260
Release of cash collateral for polution		448	340
Coverage for pollution	1,000,000
Address commission	$ 2,018